Prepayments (Tables)	6 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Schedule of Prepayments	Prepayments consist of the following:
	June 30, 2025 (Audited)	December 31, 2025 (Unaudited)
	SGD	SGD	USD
Hardware product prepayment	—	2,141,712	1,665,536
Total prepayments	—	2,141,712	1,665,536